Financial Risk Management - Disclosure of Customer Finance Fair Value Reconciliation (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Customer Finance Reconciliation [Abstract]
Opening balance	kr 3,756	kr 2,884
Additions	24,765	29,732
Disposals/repayments	(25,069)	(28,032)
Revaluation	(66)	(804)
Translation difference	(249)	(24)
Closing balance	3,137	3,756
Of which non-current	kr 1,221	kr 2,262